DEBT - Summary of Outstanding Debt (Details) $ in Thousands						12 Months Ended
	Dec. 11, 2023 USD ($)	Nov. 29, 2023 USD ($) home	Jul. 27, 2023 USD ($)	Jul. 11, 2023 USD ($) home	Mar. 10, 2023 USD ($) facility home	Dec. 31, 2023 USD ($) option home	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($) home	Oct. 24, 2023	Oct. 04, 2023	Sep. 22, 2023 USD ($)	Sep. 15, 2023	Aug. 01, 2023 USD ($)	May 11, 2023 USD ($)	Aug. 22, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 6,471,877,000	$ 6,919,387,000
Borrowings						5,778,000,000	5,728,184,000
Current portion of long-term debt						309,116,000	757,135,000
Long-term debt						$ 5,468,884,000	4,971,049,000
Number of single-family rental homes | home						38,000		38,000
Gain recognition on debt extinguishment						$ 1,326,000	(6,816,000)
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings						4,433,100,000	3,743,764,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,426,599,000	$ 2,034,473,000
Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.62%	3.73%	4.62%
Effective interest rate						4.23%		4.23%
Weighted average of inputs | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate						4.05%	3.43%	4.05%
Weighted average of inputs | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate						6.37%	4.30%	6.37%
Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 1,545,534,000	$ 1,344,538,000
Number of single-family rental homes | home						31,400		31,400
Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 1,566,689,000	1,568,101,000
Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						2,006,903,000	2,688,159,000
Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						650,000,000	620,000,000
Number new term loan facilities | facility					2
Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 5,769,126,000	$ 6,220,798,000
Single-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.48%	3.73%	4.48%
Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 190,127,000	$ 185,872,000
Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						7.33%	5.23%	7.33%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 512,624,000	$ 512,717,000
Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						8.17%	4.30%	8.17%
Outstanding balance
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 5,859,699,000	$ 5,778,237,000
Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						1,498,836,000	1,294,538,000
Outstanding balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						1,566,689,000	1,568,101,000
Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						2,003,733,000	2,265,066,000
Outstanding balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						562,816,000	616,720,000
Outstanding balance | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						5,632,074,000	5,744,425,000
Outstanding balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						45,001,000	21,095,000
Outstanding balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						182,624,000	12,717,000
Transaction costs (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings						(50,173,000)	(49,404,000)
Debt discount (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ (31,526,000)	$ (649,000)
Term loan | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options			6 months			6 months	1 year
Notional amount			$ 100,000			$ 296,256,000	$ 220,499,000
Option to extend term			6 months
Gain recognition on debt extinguishment			$ 1,326,000			$ 1,326,000	$ 6,816,000
Term loan | Single-family rental wholly-owned properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			4.25%			2.30%	2.30%	2.30%
Term loan | Single-family rental wholly-owned properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.50%	0.50%	0.50%	4.25%
Term loan | Single-family rental wholly-owned properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						4.25%	5.50%	4.25%
Term loan | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						6.55%	4.21%	6.55%
Term loan | Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 296,256,000	$ 220,499,000
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options	1 year						1 year
Notional amount						$ 200,000,000	$ 50,000,000
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.95%	1.85%	1.95%
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings | Minimum
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 100,000										$ 50,000
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.15%	0.15%	0.15%			1.85%
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 200,000										$ 100,000
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						3.25%	3.25%	3.25%			1.95%
SFR JV-2 warehouse credit facility | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.20%	3.72%	5.20%
SFR JV-2 warehouse credit facility | Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 153,302,000	$ 0
Securitization debt 2018-1 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						3.96%	3.96%	3.96%
Notional amount						$ 282,726,000	$ 302,699,000
Securitization debt 2018-1 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.96%	3.96%	3.96%
Securitization debt 2018-1 | Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 282,726,000	$ 302,699,000
Securitization debt 2020-2 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						1.94%	1.94%	1.94%
Notional amount						$ 406,364,000	$ 425,720,000
Securitization debt 2020-2 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						1.94%	1.94%	1.94%
Securitization debt 2020-2 | Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 406,364,000	$ 425,720,000
Securitization debt 2023-2 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						5.09%		5.09%
Notional amount						$ 360,188,000
Securitization debt 2023-2 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						6.40%		6.40%
Securitization debt 2023-2 | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 360,188,000
Number of single-family rental homes | home		1,685
Borrowings maturity, term		5 years
Securitization debt 2023-2 | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate		6.40%
Securitization debt 2023-2 | Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 360,188,000
SFR JV-1 securitization debt 2019-1 | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						3.12%	3.12%	3.12%
Notional amount						$ 331,292,000	$ 332,263,000
SFR JV-1 securitization debt 2019-1 | Single-family rental JV-1 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						3.12%	3.12%	3.12%
SFR JV-1 securitization debt 2019-1 | Outstanding balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 331,292,000	$ 332,263,000
SFR JV-1 securitization debt 2020-1 | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						2.43%	2.43%	2.43%
Notional amount						$ 552,441,000	$ 552,882,000
SFR JV-1 securitization debt 2020-1 | Single-family rental JV-1 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.43%	2.43%	2.43%
SFR JV-1 securitization debt 2020-1 | Outstanding balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 552,441,000	$ 552,882,000
SFR JV-1 securitization debt 2021-1 | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						2.57%	2.57%	2.57%
Notional amount						$ 682,956,000	$ 682,956,000
SFR JV-1 securitization debt 2021-1 | Single-family rental JV-1 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						2.57%	2.57%	2.57%
SFR JV-1 securitization debt 2021-1 | Outstanding balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 682,956,000	$ 682,956,000
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options							1 year
Notional amount							$ 410,000,000
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.00%
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							0.15%
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.88%
SFR JV-2 subscription facility | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 409,000,000
SFR JV-2 warehouse credit facility | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate													3.25%
SFR JV-2 warehouse credit facility | Single-family rental JV-1 properties borrowings | Minimum
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 18,618,000
SFR JV-2 warehouse credit facility | Single-family rental JV-1 properties borrowings | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 134,456,000
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options						1 year	1 year
Notional amount						$ 18,618,000	$ 700,000,000
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.99%	1.99%	1.99%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.10%	0.10%	0.10%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						3.25%	3.25%	3.25%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.24%	3.87%	5.24%
SFR JV-2 warehouse credit facility | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 18,618,000	$ 392,551,000
SFR JV-2 term loan | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate										4.55%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options						1 year	1 year
Number of extension options | option						2
Notional amount						$ 500,000,000	$ 500,000,000
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.10%	2.10%	2.10%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.50%	0.50%	0.50%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						4.55%	4.55%	4.55%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						6.65%	5.98%	6.65%
SFR JV-2 term loan | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 496,830,000	$ 390,671,000
SFR JV-2 securitization debt 2022-1 | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						4.32%	4.32%	4.32%
Notional amount						$ 530,171,000	$ 530,387,000
SFR JV-2 securitization debt 2022-1 | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.32%	4.32%	4.32%
SFR JV-2 securitization debt 2022-1 | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 530,171,000	$ 530,387,000
SFR JV-2 securitization debt 2022-2 | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						5.47%	5.47%	5.47%
Notional amount						$ 347,459,000	$ 347,772,000
SFR JV-2 securitization debt 2022-2 | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.47%	5.47%	5.47%
SFR JV-2 securitization debt 2022-2 | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 347,459,000	$ 347,772,000
SFR JV-2 securitization debt 2023-1 | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate				5.27%		5.27%		5.27%
Notional amount				$ 416,430,000		$ 416,175,000
Effective interest rate				5.86%
Number of single-family rental homes | home				2,115
Borrowings maturity, term				5 years
Stated face value of discount				$ 12,160,000
SFR JV-2 securitization debt 2023-1 | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.86%		5.86%
SFR JV-2 securitization debt 2023-1 | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 416,175,000
SFR JV-2 delayed draw term loan | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						5.39%	5.39%	5.39%
Notional amount						$ 194,480,000	$ 200,000,000
SFR JV-2 delayed draw term loan | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.39%	5.39%	5.39%
SFR JV-2 delayed draw term loan | Outstanding balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 194,480,000	$ 194,685,000
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options							1 year
Notional amount							$ 130,000,000
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.00%
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							0.15%
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.88%
SFR JV-HD subscription facility | Outstanding balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 127,000,000
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options						1 year	1 year
Notional amount						$ 350,000,000	$ 490,000,000
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.00%	2.00%	2.00%						2.85%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Minimum
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 140,000
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.15%	0.15%	0.15%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 350,000
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.85%	2.60%	2.85%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.85%	3.81%	4.85%
SFR JV-HD warehouse credit facility | Outstanding balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 262,816,000	$ 489,720,000
JV-HD term loan A | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate					5.96%	5.96%		5.96%
Notional amount					$ 150,000	$ 150,000,000
Number of single-family rental homes | home					707
Borrowings maturity, term					5 years
JV-HD term loan A | Single-family rental JV-HD properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.96%		5.96%
JV-HD term loan A | Outstanding balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 150,000,000
JV-HD term loan B | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate					5.96%	5.96%		5.96%
Notional amount					$ 150,000	$ 150,000,000
Number of single-family rental homes | home					696
Borrowings maturity, term					5 years
JV-HD term loan B | Single-family rental JV-HD properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.96%		5.96%
JV-HD term loan B | Outstanding balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 150,000,000
The Shops of Summerhill mortgage | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						5.58%	5.58%	5.58%
Notional amount						$ 16,224,000	$ 16,063,000
The Shops of Summerhill mortgage | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						5.58%	5.58%	5.58%
The Shops of Summerhill mortgage | Outstanding balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 16,224,000	$ 16,063,000
Construction facility | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options						1 year	1 year
Notional amount						$ 173,903,000	$ 169,809,000
Construction facility | Canadian development properties borrowings | Prime
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.25%	1.25%	1.25%
Construction facility | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						8.32%	4.12%	8.32%
Construction facility | Outstanding balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 28,777,000	$ 5,032,000
Corporate office mortgages | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate						4.25%	4.25%	4.25%
Notional amount						$ 12,624,000	$ 12,717,000
Corporate office mortgages | Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.30%	4.30%	4.30%
Corporate office mortgages | Outstanding balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 12,624,000	$ 12,717,000
Corporate credit facility | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												0.03%
Notional amount						500,000,000	500,000,000								$ 35,000
Borrowings						170,000,000	$ 0
Letters of credit						$ 13,962,000		$ 18,467
Corporate credit facility | Corporate borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						3.07%	3.10%	3.07%
Corporate credit facility | Corporate borrowings | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												3.07%
Corporate credit facility | Corporate borrowings | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												3.10%
Corporate credit facility | Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						8.46%	4.60%	8.46%
Corporate credit facility | Outstanding balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 170,000,000	$ 0
Securitization debt 2017-2 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate							3.68%
Notional amount							$ 345,620,000
Securitization debt 2017-2 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate							3.68%
Securitization debt 2017-2 | Outstanding balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 345,620,000